Debt Senior Subordinated Notes Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 848,054,000	$ 155,163,000	$ 275,796,000
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt			109,200,000
Subordinated Borrowing, Interest Rate			7.75%
Gains (Losses) on Extinguishment of Debt			2,500,000
Unamortized debt discount included in loss on extinguishment			$ 336,000